Business Acquisitions - Additional Information (Details) $ / shares in Units, $ in Thousands, £ in Millions				12 Months Ended
	Oct. 10, 2019 shares	Mar. 13, 2019 CAD ($) shares $ / shares	Feb. 22, 2019 CAD ($) shares	Dec. 31, 2019 CAD ($)	Feb. 22, 2019 GBP (£) shares
Disclosure Of Business Combinations [Line Items]
Contingent consideration		$ 2,300
Quarterly installments payable		$ 87,500
Pathway Rx Inc
Disclosure Of Business Combinations [Line Items]
Percentage of voting equity interests acquired		50.00%		50.00%
Issuance of common shares | shares		296,800
Issuance of common shares, value		$ 2,601
Contingent consideration		$ 2,279
Issuance of common shares, fair value per share | $ / shares		$ 8.76
Royalty percentage on gross revenue rate of increase		5.00%
Royalty payments for acquisition		$ 4,880		$ 4,880
Proportion of ownership interests held by non-controlling interests		50.00%
Pathway Rx Inc | Sale of Licensed Products
Disclosure Of Business Combinations [Line Items]
Percentage of net revenue		50.00%
Pathway Rx Inc | License Agreement
Disclosure Of Business Combinations [Line Items]
Royalty percentage on gross revenue		3.00%
Royalty payments for acquisition		$ 1,400
Period of royalty payments		4 years
Bridge Farm | Sundial U K Limited
Disclosure Of Business Combinations [Line Items]
Date of acquisition			Feb. 22, 2019
Cash consideration			$ 77,000	77,023	£ 45.0
Issuance of common shares | shares			2,400,000		2,400,000
Issuance of common shares, value			$ 37,200	37,248
Contingent consideration				15,991
Fair value of incremental share portion of contingent consideration, adjusted value				27,500
Contingent consideration earn out, adjusted fair value				5,000
Gain (loss) on contingent consideration				18,600
Royalty payments for acquisition				$ 130,262
Bridge Farm | Sundial U K Limited | Potential Incremental Common Shares
Disclosure Of Business Combinations [Line Items]
Contingent consideration			8,400
Bridge Farm | Sundial U K Limited | Earnout Payments
Disclosure Of Business Combinations [Line Items]
Contingent consideration			$ 7,200
Bridge Farm | Sundial U K Limited | Lay Lake Phase Two
Disclosure Of Business Combinations [Line Items]
Earn-out payments | shares	320,000
Bridge Farm | Sundial U K Limited | Clay Lake Phase Two
Disclosure Of Business Combinations [Line Items]
Earn-out payments | shares	320,000
Bridge Farm | Sundial U K Limited | Clay Lake Phase Three
Disclosure Of Business Combinations [Line Items]
Earn-out payments | shares	320,000
Bridge Farm | Sundial U K Limited | Zyon Plants And Flowers Limited
Disclosure Of Business Combinations [Line Items]
Earn-out payments | shares	320,000
Bridge Farm | Sundial U K Limited | 18 Months from Passage of Amendment date
Disclosure Of Business Combinations [Line Items]
Earn-out payments | shares	320,000
Bridge Farm | Sundial U K Limited | Top of Range
Disclosure Of Business Combinations [Line Items]
Earn-out payments | shares	1,600,000		1,600,000